Current maturities of long term loans (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Current Maturities Of Long Term Loans [Abstract]
Schedule of Current Maturities of Long Term Loans
	Linkage	Interest rate	December 31	December 31
	terms	2020 and 2021	2021	2020
		%	€ in thousands
Current maturities of long term bank loans (refer to Note 11)	EURIBOR	2-3.55	128,204	8,470
	Consumer price index in Israel	4.65	2,024	1,762
			126,180	10,232

	Linkage	Interest rate	December 31	December 31
	terms	2020 and 2021	2021	2020
		%	€ in thousands
Current maturities of other long term loans	EURIBOR	5.27	16,401	4,021
			16,401	4,021